Segment Reporting	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Segment Reporting

Note 20 - Segment Reporting

ASC 280, Disclosures about Segments of an Enterprise and Related Information establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise which engage in business activities from which they may earn revenues and incur expenses, and about which separate financial information is available that is evaluated regularly by the chief operating decision-maker, or decision-making group, in deciding how to allocate resources and in assessing performance. Reportable segments are defined as an operating segment that either (a) exceeds 10% of revenue, or (b) reported profit or loss in absolute amount exceeds 10% of profit of all operating segments that did not report a loss or (c) exceeds 10% of the combined assets of all operating segments.

The Group has three primary operating segments (1) futures and securities brokerage services, (2) insurance brokerage services and (3) market making (CFD) trading and other. The Group’s futures and securities brokerage segment generates commissions income by enabling customers to trade in futures and securities markets throughout the world. The Group’s insurance brokerage segment generates commissions by providing insurance brokerage services to high-net-worth individuals. The Group engages in market making (CFD trading) activities where it serves as the counterparty to its customers in derivative transactions. The Group’s CFD trading and TRS trading consisting of (i) trading gains/(losses) from the proprietary TRS trading activities, (ii) interest, commissions and other income resulting from TRS trading services, (iii) CFD trading commissions, and (iv) CFD bid/offer spreads and trading gains/(losses), were US$3.6 million, US$0.4 million, US$1.0 million, and losses of US$(2.1) million for the six months ended June 30, 2021. The other segment houses the Group’s proprietary trading activities in investment securities, futures and derivatives, manages the deployment of capital throughout the group, and also includes executive management functions and corporate overhead.

	Futures and securities brokerage services	Insurance brokerage services	Market making (CFD) trading and other	Other	Total
Six months ended June 30, 2021
Revenue	$1,212,222	$295,340	$2,949,525	$(856,790)	$3,600,297
Commissions and fees	814,295	84,902	290,046	-	1,189,243
Compensation and benefits	594,038	135,183	-	1,654,326	2,383,547
Occupancy	-	119,301	4,200	224,159	347,660
Communication and technology	224,232	3,126	563,526	156,408	947,292
General and administrative	40,133	21,225	164,709	403,992	630,059
Crypto currencies	-	-	-	219,662	219,662
Professional fees	773	-	190,128	799,110	990,011
Service fees	-	-	2,311,018	163,104	2,474,122
Interest	-	-	109,268	832,996	942,264
Depreciation	1,476	-	266,666	11,538	279,680
Marketing	1,010	-	55,000	497,748	553,758
Payment service charge	-	-	292,630	-	292,630
Other operating expenses	1,526	-	-	17,948	19,474
	1,677,483	363,737	4,247,191	4,980,991	11,269,402

Income (loss) from operations	$(465,261)	$(68,397)	$(1,297,666)	$(5,837,781)	$(7,669,105)

Total segment assets	$4,412,577	$182,524	$63,259,609	$18,662,967	$86,517,677

	Futures and securities brokerage services	Insurance brokerage services	Market making trading (CFD trading)	Other	Total
Six months ended June 30, 2020
Revenue	$617,242	$638,574	5,126,239	$48,461	$6,430,516
Commissions	387,439	315,083	59,539	-	762,061
Compensation	607,139	135,312	-	743,709	1,486,160
Occupancy	3,119	142,052	3,600	174,453	323,224
Communication and technology	208,672	2,393	257,311	1,286	469,662
General and administrative	34,396	24,502	105,853	128,037	292,788
Professional fees	800	-	112,506	40,547	153,853
Service fees	-	-	119,379	112,406	231,785
Interest	-	-	4,989	74,354	79,343
Depreciation	10,484	-	-	11,508	21,992
Marketing	222	222	105,013	94,491	199,948
Other operating expenses	3,847	-	19,309	9,346	32,502

	1,256,118	619,564	787,499	1,390,137	4,053,318

Income (loss) from operations	$(638,876)	$19,010	$4,338,740	$(1,341,676)	$2,377,198

Total segment assets	$3,793,041	$214,252	$7,987,408	$3,075,902	$15,070,603